RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net financial instrument asset position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ 46	$ (85)	$ (28)
Gains (losses) on change in fair value of derivatives	(33)	(34)	(46)
Acquisitions, settlements and other	(25)	(44)	89
Investments in equity securities	160	117	159
Balance, end of year	62	46	(85)
Investments in equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	35	(16)	(20)
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	38	0	(17)
Gains (losses) on change in fair value of derivatives	15	(3)	(5)
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	(2)	14	18
Gains (losses) on change in fair value of derivatives	(22)	17	1
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	0	87	(94)
Gains (losses) on change in fair value of derivatives	(23)	76	(29)
Derivative assets not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	35	20
Balance, end of year	57	35	20
Derivative assets not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	3	0
Balance, end of year	53	3	0
Derivative assets not designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0	1
Balance, end of year	0	0	1
Derivative assets not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	32	19
Balance, end of year	4	32	19
Derivative assets designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	32	6
Balance, end of year	23	32	6
Derivative assets designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0	0
Balance, end of year	23	0	0
Derivative assets designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	9	5
Balance, end of year	0	9	5
Derivative assets designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	23	1
Balance, end of year	0	23	1
Derivative liabilities not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(89)	(145)
Balance, end of year	(148)	(89)	(145)
Derivative liabilities not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(7)	(5)
Balance, end of year	(8)	(7)	(5)
Derivative liabilities not designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(82)	(107)
Balance, end of year	(123)	(82)	(107)
Derivative liabilities not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0	(33)
Balance, end of year	(17)	0	(33)
Derivative liabilities designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(49)	(125)
Balance, end of year	(30)	(49)	(125)
Derivative liabilities designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(15)	(14)
Balance, end of year	0	(15)	(14)
Derivative liabilities designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(34)	(48)
Balance, end of year	(8)	(34)	(48)
Derivative liabilities designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0	(63)
Balance, end of year	$ (22)	$ 0	$ (63)